Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of income tax expense

The components of income tax expense (benefit) are as follows:

Year ended December 31	2021	2020	2019
Current:
Kingdom of Lesotho	$—	$—	$—
Republic of Malta	—	—	—
United Kingdom	—	—	—
	$—	$—	$—

Schedule reconciling net income to taxable income

Year ended December 31	2021	2020	2019
Net loss before income taxes	$(8,131,197)	$(2,300,571)	$(1,394,641)
Statutory income tax rate	26.50%	26.50%	26.50%

Income tax benefit	(2,154,767)	(609,651)	(369,580)
Foreign rate differential	1,227,150	379,594	230,116
Unrecognized loss carryforwards	1,089,449	230,057	139,464
	$—	$—	$—

Schedule of deferred tax assets not recognized

As at December 31	2021	2020

Net operating loss before carryforwards	$—	$—
Unrecognized loss carryforwards	$—	$—